Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Consolidated net income	$ 53,020,000	$ 49,426,000	$ 38,492,000
Adjustments to reconcile consolidated net income to net cash provided by operating activities
Provision for credit losses	7,642,000	1,405,000	9,955,000
Deferred income taxes provision	(2,051,000)	(932,000)	(3,304,000)
Depreciation and amortization of premises and equipment	4,462,000	4,235,000	4,250,000
Loss (gain) on disposal of premises and equipment	(291,000)	43,000	63,000
Net amortization of securities	4,003,000	5,377,000	4,588,000
Net realized losses (gains) on sales of securities	1,620,000	(28,000)	(882,000)
Gains on mortgage loans sold, net	(2,973,000)	(9,997,000)	(9,560,000)
Stock-based compensation expense	1,864,000	1,428,000	1,180,000
Loss (gain) on other real estate	0	15,000	(658,000)
Loss (gain) on sale of other assets	(8,000)	(6,000)	4,000
Increase in value of life insurance and annuity contracts	(1,345,000)	(1,109,000)	(959,000)
Mortgage loans originated for resale	(106,601,000)	(215,813,000)	(213,483,000)
Proceeds from sale of mortgage loans	118,062,000	233,441,000	221,748,000
Gain on lease modification	0	0	(29,000)
Right of use asset amortization	397,000	387,000	376,000
Change in
Accrued interest receivable	(3,756,000)	(125,000)	(1,571,000)
Other assets	248,000	(4,458,000)	(805,000)
Accrued interest payable	1,516,000	(1,458,000)	(763,000)
Other liabilities	(2,602,000)	(383,000)	1,596,000
TOTAL ADJUSTMENTS	20,187,000	12,022,000	11,746,000
NET CASH PROVIDED BY OPERATING ACTIVITIES	73,207,000	61,448,000	50,238,000
INVESTING ACTIVITIES
Purchases	(200,075,000)	(530,155,000)	(409,996,000)
Sales	42,728,000	39,652,000	54,870,000
Maturities, prepayments and calls	85,544,000	149,861,000	200,785,000
Redemptions (purchases) of restricted equity securities	732,000	0	(409,000)
Net increase in loans	(673,871,000)	(164,095,000)	(236,411,000)
Purchase of buildings, leasehold improvements, and equipment	(5,022,000)	(8,922,000)	(2,220,000)
Proceeds from sale of premises and equipment	1,758,000	0	0
Proceeds from sale of other assets	34,000	109,000	9,000
Proceeds from sale of other real estate	0	167,000	2,307,000
Purchase of life insurance and annuity contracts	(10,978,000)	(15,079,000)	(6,687,000)
Redemption of annuity contracts	248,000	0	0
Increase in other investments	0	(2,000,000)	0
NET CASH USED IN INVESTING ACTIVITIES	(758,902,000)	(530,462,000)	(397,752,000)
FINANCING ACTIVITIES
Net change in deposits - non-maturing	163,933,000	612,696,000	563,605,000
Net change in deposits - time	173,701,000	(18,220,000)	(20,615,000)
Net change in Federal Home Loan Bank Advances	0	(3,638,000)	(19,975,000)
Change in escrow balances	3,549,000	(4,403,000)	5,824,000
Repayment of finance lease obligation	(26,000)	0	0
Noncontrolling interest contributions	37,000	0	0
Issuance of common stock related to exercise of stock options	635,000	862,000	718,000
Issuance of common stock pursuant to dividend reinvestment plan	16,117,000	11,188,000	10,056,000
Cash dividends paid on common stock	(20,880,000)	(14,909,000)	(13,013,000)
NET CASH PROVIDED BY FINANCING ACTIVITIES	337,066,000	583,576,000	526,600,000
NET CHANGE IN CASH AND CASH EQUIVALENTS	(348,629,000)	114,562,000	179,086,000
CASH AND CASH EQUIVALENTS - BEGINNING OF YEAR	453,418,000	338,856,000	159,770,000
CASH AND CASH EQUIVALENTS - END OF YEAR	104,789,000	453,418,000	338,856,000
Supplemental disclosure of cash flow information:
Interest	14,617,000	12,106,000	18,146,000
Taxes	19,446,000	16,827,000	13,156,000
Non-cash investing and financing activities:
Change in fair value of securities available-for-sale, net of taxes of $36,838 in 2022, $4,771 in 2021, and $(2,291) in 2020	(104,115,000)	(13,480,000)	6,472,000
Non-cash transfers from loans to other real estate	0	182,000	992,000
Non-cash transfers from other real estate to loans	0	0	40,000
Non-cash transfers from loans to other assets	$ 0	$ 129,000	$ 14,000